Note 23 - Derivative Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of derivative financial assets [text block]
	2020	2019	January 1, 2019

Derivatives not designated as hedging instruments:
Gold exchange-traded fund ("Gold ETF")	1,184	–	–
Gold Hedge	–	102	–
	1,184	102	–

Disclosure of fair value losses on derivative assets [text block]
Fair value losses on derivative assets	2020	2019	2018

Gold ETF	164	–	–
Gold hedge	102	601	360
	266	601	360